Restricted Stock Unit Activity (Details) - 2011 Plan - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013
Number of Shares
Outstanding - December 29, 2012 (in shares)	3,000	0
Granted (in shares)	0	3,000
Canceled / Forfeited (in shares)	0	0
Exercised (in shares)	0	0
Outstanding - December 28, 2013 (in shares)	3,000	3,000
Grant Date Fair Value
Outstanding - December 29, 2012 (in dollars per share)	$ 1,000	$ 0
Granted (in dollars per share)	0	1,000
Canceled / Forfeited (in dollars per share)	0	0
Exercised (in dollars per share)	0	0
Outstanding - December 28, 2013 (in dollars per share)	$ 1,000	$ 1,000